Note 29 - Collateral and Contractual Commitments with Suppliers, Advances From Customers and Other (Details Textual) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Collateral and other commitments	R$ 1,992.7	R$ 1,449.0
Cash guarantees	574.7	551.0
Guarantees held for derivative instruments	R$ 653.8	R$ 606.3